Receipts in Advance and Deferred Revenue	12 Months Ended
Dec. 31, 2017
RECEIPTS IN ADVANCE AND DEFERRED REVENUE [Abstract]
Receipts in Advance and Deferred Revenue	17. RECEIPTS IN ADVANCE AND DEFERRED REVENUE

	As of December 31, (in thousands)
	2016	2017
Receipts in advance	$15,225	$18,498
Deferred revenue	28,316	24,419

Total	$43,541	$42,917